Repo and Reverse Repo Transactions - Summary of Residual Values of Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2017	Jan. 01, 2017
Disclosure of repo transactions [line items]
Nominal Value	$ 4,100,000,000
Book Value	$ 4,945,864
Nominal value		$ 600,000,000
Book Value		$ 1,088,747